Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Jul. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders MSCI US REIT ETF

JPMorgan Core Plus Bond ETF

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan Disciplined High Yield ETF

JPMorgan Global Bond Opportunities ETF

JPMorgan Municipal ETF

JPMorgan U.S. Aggregate Bond ETF

JPMorgan Ultra-Short Income ETF

JPMorgan Ultra-Short Municipal Income ETF

JPMorgan USD Emerging Markets Sovereign Bond ETF

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 3, 2019

to the Summary Prospectuses and Prospectuses dated July 1, 2019

At its June 11-12, 2019 meeting, the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) approved a new management agreement (the “Proposed Management Agreement”) for each of the Funds. The Proposed Management Agreement will require shareholder approval before it is implemented, as described below. If approved by shareholders of each Fund, the new agreement would result in the implementation of a single management fee (a “unitary fee”) in lieu of the fee structure currently in place for the Funds. In addition, if approved, this agreement would replace each Fund’s current investment advisory agreement, as well as its current administration and expense limitation agreements (the “Current Agreements”). This proposal will not result in an increase in a Fund’s current net expense ratio or change the level of services provided by J.P. Morgan Investment Management Inc. (“JPMIM”) under the current investment advisory and administration agreements.

Currently, each of the Funds is assessed an “advisory fee” by JPMIM and also pays “variable fees” to cover other Fund expenses. The variable fees change, as a percentage of Fund assets, based on actual Fund expenses and the level of Fund assets. The Proposed Management Agreement for each Fund includes a unitary fee, which is a set fee that does not change based on actual expenses (unless a Fund incurs one or more enumerated expenses). The unitary fee would be paid to JPMIM, which would then pay all other expenses of a Fund (except for certain enumerated expenses). If approved, JPMIM will receive a set fee that would not change based on actual expenses (other than certain enumerated expenses). This change is intended to benefit shareholders by eliminating the downside risk that Fund fees might increase during periods when Fund expenses increase or when Fund assets decline (making such expenses a larger percentage of Fund assets), particularly if current expense caps were changed or allowed to expire in the future. The Proposed Management Agreement will also simplify the fee structure of these Funds and bring these Funds in line with industry practice, potentially improving their marketability.

Shareholders of each Fund as of June 24, 2019, (the record date) will be asked to approve the Proposed Management Agreement (the “Proposal”) at a special meeting of shareholders that will take place on or about August 22, 2019. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive (i) a proxy statement describing in detail the Proposal and (ii) a proxy card and instructions on how to submit your vote. If the Proposal is approved for a Fund by its shareholders, the Proposed Management Agreement will go into effect on November 1, 2019 or such later date as determined by the officers of the Trust (the “Effective Date”). If the Proposal is not approved by shareholders of a Fund, these changes will not take effect and the Current Agreements will remain in place for such Fund. Approval of the Proposed Management Agreement by a Fund is not contingent on approval by any other Fund; therefore, the unitary fee structure could be implemented for some Funds, but not by others.

Changes to the Annual Fund Operating Expenses. If a Fund’s shareholders approve the Proposed Management Agreement, the Annual Fund Operating Expense table for that Fund will be replaced on the Effective Date with the following:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan BetaBuilders MSCI US REIT ETF	JPMorgan Disciplined High Yield ETF	JPMorgan Global Bond Opportunities ETF	JPMorgan Ultra-Short Income ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
Management Fee	0.11%	0.24%	0.50%	0.18%	0.39%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.11%	0.24%**	0.50%	0.18%	0.39%

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan Ultra-Short Municipal Income ETF	JPMorgan Municipal ETF	JPMorgan Corporate Bond Research Enhanced ETF	JPMorgan U.S. Aggregate Bond ETF	JPMorgan Core Plus Bond ETF
Management Fee	0.18%	0.24%	0.14%	0.07%	0.40%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.18%	0.24%	0.14%	0.07%	0.40%

*
Each Fund’s management agreement provides that the adviser will pay substantially all expenses of the Funds, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

**
The expense cap on the JPMorgan Disciplined High Yield ETF will be lowered to 0.24% on or about September 9, 2019. This change will occur regardless of whether shareholders approve the unitary fee for this Fund.

The foregoing is not a solicitation of any proxy. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive additional information regarding Proposal, including a proxy statement and a proxy card and instructions on how to submit your vote.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan BetaBuilders MSCI U.S. REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders MSCI US REIT ETF

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 3, 2019

to the Summary Prospectuses and Prospectuses dated July 1, 2019

At its June 11-12, 2019 meeting, the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) approved a new management agreement (the “Proposed Management Agreement”) for each of the Funds. The Proposed Management Agreement will require shareholder approval before it is implemented, as described below. If approved by shareholders of each Fund, the new agreement would result in the implementation of a single management fee (a “unitary fee”) in lieu of the fee structure currently in place for the Funds. In addition, if approved, this agreement would replace each Fund’s current investment advisory agreement, as well as its current administration and expense limitation agreements (the “Current Agreements”). This proposal will not result in an increase in a Fund’s current net expense ratio or change the level of services provided by J.P. Morgan Investment Management Inc. (“JPMIM”) under the current investment advisory and administration agreements.

Currently, each of the Funds is assessed an “advisory fee” by JPMIM and also pays “variable fees” to cover other Fund expenses. The variable fees change, as a percentage of Fund assets, based on actual Fund expenses and the level of Fund assets. The Proposed Management Agreement for each Fund includes a unitary fee, which is a set fee that does not change based on actual expenses (unless a Fund incurs one or more enumerated expenses). The unitary fee would be paid to JPMIM, which would then pay all other expenses of a Fund (except for certain enumerated expenses). If approved, JPMIM will receive a set fee that would not change based on actual expenses (other than certain enumerated expenses). This change is intended to benefit shareholders by eliminating the downside risk that Fund fees might increase during periods when Fund expenses increase or when Fund assets decline (making such expenses a larger percentage of Fund assets), particularly if current expense caps were changed or allowed to expire in the future. The Proposed Management Agreement will also simplify the fee structure of these Funds and bring these Funds in line with industry practice, potentially improving their marketability.

Shareholders of each Fund as of June 24, 2019, (the record date) will be asked to approve the Proposed Management Agreement (the “Proposal”) at a special meeting of shareholders that will take place on or about August 22, 2019. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive (i) a proxy statement describing in detail the Proposal and (ii) a proxy card and instructions on how to submit your vote. If the Proposal is approved for a Fund by its shareholders, the Proposed Management Agreement will go into effect on November 1, 2019 or such later date as determined by the officers of the Trust (the “Effective Date”). If the Proposal is not approved by shareholders of a Fund, these changes will not take effect and the Current Agreements will remain in place for such Fund. Approval of the Proposed Management Agreement by a Fund is not contingent on approval by any other Fund; therefore, the unitary fee structure could be implemented for some Funds, but not by others.

Changes to the Annual Fund Operating Expenses. If a Fund’s shareholders approve the Proposed Management Agreement, the Annual Fund Operating Expense table for that Fund will be replaced on the Effective Date with the following:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan BetaBuilders MSCI US REIT ETF
Management Fee	0.11%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.11%

*
Each Fund’s management agreement provides that the adviser will pay substantially all expenses of the Funds, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

The foregoing is not a solicitation of any proxy. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive additional information regarding Proposal, including a proxy statement and a proxy card and instructions on how to submit your vote.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan BetaBuilders MSCI U.S. REIT ETF | JPMorgan BetaBuilders MSCI U.S. REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.11%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.11%	[1]
JPMorgan Core Plus Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Core Plus Bond ETF

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 3, 2019

to the Summary Prospectuses and Prospectuses dated July 1, 2019

At its June 11-12, 2019 meeting, the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) approved a new management agreement (the “Proposed Management Agreement”) for each of the Funds. The Proposed Management Agreement will require shareholder approval before it is implemented, as described below. If approved by shareholders of each Fund, the new agreement would result in the implementation of a single management fee (a “unitary fee”) in lieu of the fee structure currently in place for the Funds. In addition, if approved, this agreement would replace each Fund’s current investment advisory agreement, as well as its current administration and expense limitation agreements (the “Current Agreements”). This proposal will not result in an increase in a Fund’s current net expense ratio or change the level of services provided by J.P. Morgan Investment Management Inc. (“JPMIM”) under the current investment advisory and administration agreements.

Currently, each of the Funds is assessed an “advisory fee” by JPMIM and also pays “variable fees” to cover other Fund expenses. The variable fees change, as a percentage of Fund assets, based on actual Fund expenses and the level of Fund assets. The Proposed Management Agreement for each Fund includes a unitary fee, which is a set fee that does not change based on actual expenses (unless a Fund incurs one or more enumerated expenses). The unitary fee would be paid to JPMIM, which would then pay all other expenses of a Fund (except for certain enumerated expenses). If approved, JPMIM will receive a set fee that would not change based on actual expenses (other than certain enumerated expenses). This change is intended to benefit shareholders by eliminating the downside risk that Fund fees might increase during periods when Fund expenses increase or when Fund assets decline (making such expenses a larger percentage of Fund assets), particularly if current expense caps were changed or allowed to expire in the future. The Proposed Management Agreement will also simplify the fee structure of these Funds and bring these Funds in line with industry practice, potentially improving their marketability.

Shareholders of each Fund as of June 24, 2019, (the record date) will be asked to approve the Proposed Management Agreement (the “Proposal”) at a special meeting of shareholders that will take place on or about August 22, 2019. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive (i) a proxy statement describing in detail the Proposal and (ii) a proxy card and instructions on how to submit your vote. If the Proposal is approved for a Fund by its shareholders, the Proposed Management Agreement will go into effect on November 1, 2019 or such later date as determined by the officers of the Trust (the “Effective Date”). If the Proposal is not approved by shareholders of a Fund, these changes will not take effect and the Current Agreements will remain in place for such Fund. Approval of the Proposed Management Agreement by a Fund is not contingent on approval by any other Fund; therefore, the unitary fee structure could be implemented for some Funds, but not by others.

Changes to the Annual Fund Operating Expenses. If a Fund’s shareholders approve the Proposed Management Agreement, the Annual Fund Operating Expense table for that Fund will be replaced on the Effective Date with the following:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Core Plus Bond ETF
Management Fee	0.40%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.40%

*
Each Fund’s management agreement provides that the adviser will pay substantially all expenses of the Funds, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

The foregoing is not a solicitation of any proxy. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive additional information regarding Proposal, including a proxy statement and a proxy card and instructions on how to submit your vote.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Core Plus Bond ETF | JPMorgan Core Plus Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%	[1]
JPMorgan Corporate Bond Research Enhanced ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Corporate Bond Research Enhanced ETF

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 3, 2019

to the Summary Prospectuses and Prospectuses dated July 1, 2019

At its June 11-12, 2019 meeting, the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) approved a new management agreement (the “Proposed Management Agreement”) for each of the Funds. The Proposed Management Agreement will require shareholder approval before it is implemented, as described below. If approved by shareholders of each Fund, the new agreement would result in the implementation of a single management fee (a “unitary fee”) in lieu of the fee structure currently in place for the Funds. In addition, if approved, this agreement would replace each Fund’s current investment advisory agreement, as well as its current administration and expense limitation agreements (the “Current Agreements”). This proposal will not result in an increase in a Fund’s current net expense ratio or change the level of services provided by J.P. Morgan Investment Management Inc. (“JPMIM”) under the current investment advisory and administration agreements.

Currently, each of the Funds is assessed an “advisory fee” by JPMIM and also pays “variable fees” to cover other Fund expenses. The variable fees change, as a percentage of Fund assets, based on actual Fund expenses and the level of Fund assets. The Proposed Management Agreement for each Fund includes a unitary fee, which is a set fee that does not change based on actual expenses (unless a Fund incurs one or more enumerated expenses). The unitary fee would be paid to JPMIM, which would then pay all other expenses of a Fund (except for certain enumerated expenses). If approved, JPMIM will receive a set fee that would not change based on actual expenses (other than certain enumerated expenses). This change is intended to benefit shareholders by eliminating the downside risk that Fund fees might increase during periods when Fund expenses increase or when Fund assets decline (making such expenses a larger percentage of Fund assets), particularly if current expense caps were changed or allowed to expire in the future. The Proposed Management Agreement will also simplify the fee structure of these Funds and bring these Funds in line with industry practice, potentially improving their marketability.

Shareholders of each Fund as of June 24, 2019, (the record date) will be asked to approve the Proposed Management Agreement (the “Proposal”) at a special meeting of shareholders that will take place on or about August 22, 2019. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive (i) a proxy statement describing in detail the Proposal and (ii) a proxy card and instructions on how to submit your vote. If the Proposal is approved for a Fund by its shareholders, the Proposed Management Agreement will go into effect on November 1, 2019 or such later date as determined by the officers of the Trust (the “Effective Date”). If the Proposal is not approved by shareholders of a Fund, these changes will not take effect and the Current Agreements will remain in place for such Fund. Approval of the Proposed Management Agreement by a Fund is not contingent on approval by any other Fund; therefore, the unitary fee structure could be implemented for some Funds, but not by others.

Changes to the Annual Fund Operating Expenses. If a Fund’s shareholders approve the Proposed Management Agreement, the Annual Fund Operating Expense table for that Fund will be replaced on the Effective Date with the following:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Corporate Bond Research Enhanced ETF
Management Fee	0.14%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.14%

*
Each Fund’s management agreement provides that the adviser will pay substantially all expenses of the Funds, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

The foregoing is not a solicitation of any proxy. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive additional information regarding Proposal, including a proxy statement and a proxy card and instructions on how to submit your vote.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Corporate Bond Research Enhanced ETF | JPMorgan Corporate Bond Research Enhanced ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.14%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.14%	[1]
JPMorgan Disciplined High Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Disciplined High Yield ETF

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 3, 2019

to the Summary Prospectuses and Prospectuses dated July 1, 2019

At its June 11-12, 2019 meeting, the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) approved a new management agreement (the “Proposed Management Agreement”) for each of the Funds. The Proposed Management Agreement will require shareholder approval before it is implemented, as described below. If approved by shareholders of each Fund, the new agreement would result in the implementation of a single management fee (a “unitary fee”) in lieu of the fee structure currently in place for the Funds. In addition, if approved, this agreement would replace each Fund’s current investment advisory agreement, as well as its current administration and expense limitation agreements (the “Current Agreements”). This proposal will not result in an increase in a Fund’s current net expense ratio or change the level of services provided by J.P. Morgan Investment Management Inc. (“JPMIM”) under the current investment advisory and administration agreements.

Currently, each of the Funds is assessed an “advisory fee” by JPMIM and also pays “variable fees” to cover other Fund expenses. The variable fees change, as a percentage of Fund assets, based on actual Fund expenses and the level of Fund assets. The Proposed Management Agreement for each Fund includes a unitary fee, which is a set fee that does not change based on actual expenses (unless a Fund incurs one or more enumerated expenses). The unitary fee would be paid to JPMIM, which would then pay all other expenses of a Fund (except for certain enumerated expenses). If approved, JPMIM will receive a set fee that would not change based on actual expenses (other than certain enumerated expenses). This change is intended to benefit shareholders by eliminating the downside risk that Fund fees might increase during periods when Fund expenses increase or when Fund assets decline (making such expenses a larger percentage of Fund assets), particularly if current expense caps were changed or allowed to expire in the future. The Proposed Management Agreement will also simplify the fee structure of these Funds and bring these Funds in line with industry practice, potentially improving their marketability.

Shareholders of each Fund as of June 24, 2019, (the record date) will be asked to approve the Proposed Management Agreement (the “Proposal”) at a special meeting of shareholders that will take place on or about August 22, 2019. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive (i) a proxy statement describing in detail the Proposal and (ii) a proxy card and instructions on how to submit your vote. If the Proposal is approved for a Fund by its shareholders, the Proposed Management Agreement will go into effect on November 1, 2019 or such later date as determined by the officers of the Trust (the “Effective Date”). If the Proposal is not approved by shareholders of a Fund, these changes will not take effect and the Current Agreements will remain in place for such Fund. Approval of the Proposed Management Agreement by a Fund is not contingent on approval by any other Fund; therefore, the unitary fee structure could be implemented for some Funds, but not by others.

Changes to the Annual Fund Operating Expenses. If a Fund’s shareholders approve the Proposed Management Agreement, the Annual Fund Operating Expense table for that Fund will be replaced on the Effective Date with the following:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Disciplined High Yield ETF
Management Fee	0.24%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.24%**

*
Each Fund’s management agreement provides that the adviser will pay substantially all expenses of the Funds, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

**
The expense cap on the JPMorgan Disciplined High Yield ETF will be lowered to 0.24% on or about September 9, 2019. This change will occur regardless of whether shareholders approve the unitary fee for this Fund.

The foregoing is not a solicitation of any proxy. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive additional information regarding Proposal, including a proxy statement and a proxy card and instructions on how to submit your vote.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Disciplined High Yield ETF | JPMorgan Disciplined High Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.24%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%	[1],[2]
JPMorgan Global Bond Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Global Bond Opportunities ETF

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 3, 2019

to the Summary Prospectuses and Prospectuses dated July 1, 2019

At its June 11-12, 2019 meeting, the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) approved a new management agreement (the “Proposed Management Agreement”) for each of the Funds. The Proposed Management Agreement will require shareholder approval before it is implemented, as described below. If approved by shareholders of each Fund, the new agreement would result in the implementation of a single management fee (a “unitary fee”) in lieu of the fee structure currently in place for the Funds. In addition, if approved, this agreement would replace each Fund’s current investment advisory agreement, as well as its current administration and expense limitation agreements (the “Current Agreements”). This proposal will not result in an increase in a Fund’s current net expense ratio or change the level of services provided by J.P. Morgan Investment Management Inc. (“JPMIM”) under the current investment advisory and administration agreements.

Currently, each of the Funds is assessed an “advisory fee” by JPMIM and also pays “variable fees” to cover other Fund expenses. The variable fees change, as a percentage of Fund assets, based on actual Fund expenses and the level of Fund assets. The Proposed Management Agreement for each Fund includes a unitary fee, which is a set fee that does not change based on actual expenses (unless a Fund incurs one or more enumerated expenses). The unitary fee would be paid to JPMIM, which would then pay all other expenses of a Fund (except for certain enumerated expenses). If approved, JPMIM will receive a set fee that would not change based on actual expenses (other than certain enumerated expenses). This change is intended to benefit shareholders by eliminating the downside risk that Fund fees might increase during periods when Fund expenses increase or when Fund assets decline (making such expenses a larger percentage of Fund assets), particularly if current expense caps were changed or allowed to expire in the future. The Proposed Management Agreement will also simplify the fee structure of these Funds and bring these Funds in line with industry practice, potentially improving their marketability.

Shareholders of each Fund as of June 24, 2019, (the record date) will be asked to approve the Proposed Management Agreement (the “Proposal”) at a special meeting of shareholders that will take place on or about August 22, 2019. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive (i) a proxy statement describing in detail the Proposal and (ii) a proxy card and instructions on how to submit your vote. If the Proposal is approved for a Fund by its shareholders, the Proposed Management Agreement will go into effect on November 1, 2019 or such later date as determined by the officers of the Trust (the “Effective Date”). If the Proposal is not approved by shareholders of a Fund, these changes will not take effect and the Current Agreements will remain in place for such Fund. Approval of the Proposed Management Agreement by a Fund is not contingent on approval by any other Fund; therefore, the unitary fee structure could be implemented for some Funds, but not by others.

Changes to the Annual Fund Operating Expenses. If a Fund’s shareholders approve the Proposed Management Agreement, the Annual Fund Operating Expense table for that Fund will be replaced on the Effective Date with the following:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Global Bond Opportunities ETF
Management Fee	0.50%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.50%

*
Each Fund’s management agreement provides that the adviser will pay substantially all expenses of the Funds, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

The foregoing is not a solicitation of any proxy. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive additional information regarding Proposal, including a proxy statement and a proxy card and instructions on how to submit your vote.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Global Bond Opportunities ETF | JPMorgan Global Bond Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%	[1]
JPMorgan Municipal ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Municipal ETF

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 3, 2019

to the Summary Prospectuses and Prospectuses dated July 1, 2019

At its June 11-12, 2019 meeting, the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) approved a new management agreement (the “Proposed Management Agreement”) for each of the Funds. The Proposed Management Agreement will require shareholder approval before it is implemented, as described below. If approved by shareholders of each Fund, the new agreement would result in the implementation of a single management fee (a “unitary fee”) in lieu of the fee structure currently in place for the Funds. In addition, if approved, this agreement would replace each Fund’s current investment advisory agreement, as well as its current administration and expense limitation agreements (the “Current Agreements”). This proposal will not result in an increase in a Fund’s current net expense ratio or change the level of services provided by J.P. Morgan Investment Management Inc. (“JPMIM”) under the current investment advisory and administration agreements.

Currently, each of the Funds is assessed an “advisory fee” by JPMIM and also pays “variable fees” to cover other Fund expenses. The variable fees change, as a percentage of Fund assets, based on actual Fund expenses and the level of Fund assets. The Proposed Management Agreement for each Fund includes a unitary fee, which is a set fee that does not change based on actual expenses (unless a Fund incurs one or more enumerated expenses). The unitary fee would be paid to JPMIM, which would then pay all other expenses of a Fund (except for certain enumerated expenses). If approved, JPMIM will receive a set fee that would not change based on actual expenses (other than certain enumerated expenses). This change is intended to benefit shareholders by eliminating the downside risk that Fund fees might increase during periods when Fund expenses increase or when Fund assets decline (making such expenses a larger percentage of Fund assets), particularly if current expense caps were changed or allowed to expire in the future. The Proposed Management Agreement will also simplify the fee structure of these Funds and bring these Funds in line with industry practice, potentially improving their marketability.

Shareholders of each Fund as of June 24, 2019, (the record date) will be asked to approve the Proposed Management Agreement (the “Proposal”) at a special meeting of shareholders that will take place on or about August 22, 2019. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive (i) a proxy statement describing in detail the Proposal and (ii) a proxy card and instructions on how to submit your vote. If the Proposal is approved for a Fund by its shareholders, the Proposed Management Agreement will go into effect on November 1, 2019 or such later date as determined by the officers of the Trust (the “Effective Date”). If the Proposal is not approved by shareholders of a Fund, these changes will not take effect and the Current Agreements will remain in place for such Fund. Approval of the Proposed Management Agreement by a Fund is not contingent on approval by any other Fund; therefore, the unitary fee structure could be implemented for some Funds, but not by others.

Changes to the Annual Fund Operating Expenses. If a Fund’s shareholders approve the Proposed Management Agreement, the Annual Fund Operating Expense table for that Fund will be replaced on the Effective Date with the following:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Municipal ETF
Management Fee	0.24%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.24%

*
Each Fund’s management agreement provides that the adviser will pay substantially all expenses of the Funds, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

The foregoing is not a solicitation of any proxy. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive additional information regarding Proposal, including a proxy statement and a proxy card and instructions on how to submit your vote.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Municipal ETF | JPMorgan Municipal ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.24%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%	[1]
JPMorgan U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Aggregate Bond ETF

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 3, 2019

to the Summary Prospectuses and Prospectuses dated July 1, 2019

At its June 11-12, 2019 meeting, the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) approved a new management agreement (the “Proposed Management Agreement”) for each of the Funds. The Proposed Management Agreement will require shareholder approval before it is implemented, as described below. If approved by shareholders of each Fund, the new agreement would result in the implementation of a single management fee (a “unitary fee”) in lieu of the fee structure currently in place for the Funds. In addition, if approved, this agreement would replace each Fund’s current investment advisory agreement, as well as its current administration and expense limitation agreements (the “Current Agreements”). This proposal will not result in an increase in a Fund’s current net expense ratio or change the level of services provided by J.P. Morgan Investment Management Inc. (“JPMIM”) under the current investment advisory and administration agreements.

Currently, each of the Funds is assessed an “advisory fee” by JPMIM and also pays “variable fees” to cover other Fund expenses. The variable fees change, as a percentage of Fund assets, based on actual Fund expenses and the level of Fund assets. The Proposed Management Agreement for each Fund includes a unitary fee, which is a set fee that does not change based on actual expenses (unless a Fund incurs one or more enumerated expenses). The unitary fee would be paid to JPMIM, which would then pay all other expenses of a Fund (except for certain enumerated expenses). If approved, JPMIM will receive a set fee that would not change based on actual expenses (other than certain enumerated expenses). This change is intended to benefit shareholders by eliminating the downside risk that Fund fees might increase during periods when Fund expenses increase or when Fund assets decline (making such expenses a larger percentage of Fund assets), particularly if current expense caps were changed or allowed to expire in the future. The Proposed Management Agreement will also simplify the fee structure of these Funds and bring these Funds in line with industry practice, potentially improving their marketability.

Shareholders of each Fund as of June 24, 2019, (the record date) will be asked to approve the Proposed Management Agreement (the “Proposal”) at a special meeting of shareholders that will take place on or about August 22, 2019. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive (i) a proxy statement describing in detail the Proposal and (ii) a proxy card and instructions on how to submit your vote. If the Proposal is approved for a Fund by its shareholders, the Proposed Management Agreement will go into effect on November 1, 2019 or such later date as determined by the officers of the Trust (the “Effective Date”). If the Proposal is not approved by shareholders of a Fund, these changes will not take effect and the Current Agreements will remain in place for such Fund. Approval of the Proposed Management Agreement by a Fund is not contingent on approval by any other Fund; therefore, the unitary fee structure could be implemented for some Funds, but not by others.

Changes to the Annual Fund Operating Expenses. If a Fund’s shareholders approve the Proposed Management Agreement, the Annual Fund Operating Expense table for that Fund will be replaced on the Effective Date with the following:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan U.S. Aggregate Bond ETF
Management Fee	0.07%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.07%

*
Each Fund’s management agreement provides that the adviser will pay substantially all expenses of the Funds, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

The foregoing is not a solicitation of any proxy. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive additional information regarding Proposal, including a proxy statement and a proxy card and instructions on how to submit your vote.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan U.S. Aggregate Bond ETF | JPMorgan U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.07%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[1]
JPMorgan Ultra-Short Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Ultra-Short Income ETF

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 3, 2019

to the Summary Prospectuses and Prospectuses dated July 1, 2019

At its June 11-12, 2019 meeting, the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) approved a new management agreement (the “Proposed Management Agreement”) for each of the Funds. The Proposed Management Agreement will require shareholder approval before it is implemented, as described below. If approved by shareholders of each Fund, the new agreement would result in the implementation of a single management fee (a “unitary fee”) in lieu of the fee structure currently in place for the Funds. In addition, if approved, this agreement would replace each Fund’s current investment advisory agreement, as well as its current administration and expense limitation agreements (the “Current Agreements”). This proposal will not result in an increase in a Fund’s current net expense ratio or change the level of services provided by J.P. Morgan Investment Management Inc. (“JPMIM”) under the current investment advisory and administration agreements.

Currently, each of the Funds is assessed an “advisory fee” by JPMIM and also pays “variable fees” to cover other Fund expenses. The variable fees change, as a percentage of Fund assets, based on actual Fund expenses and the level of Fund assets. The Proposed Management Agreement for each Fund includes a unitary fee, which is a set fee that does not change based on actual expenses (unless a Fund incurs one or more enumerated expenses). The unitary fee would be paid to JPMIM, which would then pay all other expenses of a Fund (except for certain enumerated expenses). If approved, JPMIM will receive a set fee that would not change based on actual expenses (other than certain enumerated expenses). This change is intended to benefit shareholders by eliminating the downside risk that Fund fees might increase during periods when Fund expenses increase or when Fund assets decline (making such expenses a larger percentage of Fund assets), particularly if current expense caps were changed or allowed to expire in the future. The Proposed Management Agreement will also simplify the fee structure of these Funds and bring these Funds in line with industry practice, potentially improving their marketability.

Shareholders of each Fund as of June 24, 2019, (the record date) will be asked to approve the Proposed Management Agreement (the “Proposal”) at a special meeting of shareholders that will take place on or about August 22, 2019. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive (i) a proxy statement describing in detail the Proposal and (ii) a proxy card and instructions on how to submit your vote. If the Proposal is approved for a Fund by its shareholders, the Proposed Management Agreement will go into effect on November 1, 2019 or such later date as determined by the officers of the Trust (the “Effective Date”). If the Proposal is not approved by shareholders of a Fund, these changes will not take effect and the Current Agreements will remain in place for such Fund. Approval of the Proposed Management Agreement by a Fund is not contingent on approval by any other Fund; therefore, the unitary fee structure could be implemented for some Funds, but not by others.

Changes to the Annual Fund Operating Expenses. If a Fund’s shareholders approve the Proposed Management Agreement, the Annual Fund Operating Expense table for that Fund will be replaced on the Effective Date with the following:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Ultra-Short Income ETF
Management Fee	0.18%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.18%

*
Each Fund’s management agreement provides that the adviser will pay substantially all expenses of the Funds, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

The foregoing is not a solicitation of any proxy. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive additional information regarding Proposal, including a proxy statement and a proxy card and instructions on how to submit your vote.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Ultra-Short Income ETF | JPMorgan Ultra-Short Income ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.18%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%	[1]
JPMorgan Ultra-Short Municipal Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Ultra-Short Municipal Income ETF

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 3, 2019

to the Summary Prospectuses and Prospectuses dated July 1, 2019

At its June 11-12, 2019 meeting, the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) approved a new management agreement (the “Proposed Management Agreement”) for each of the Funds. The Proposed Management Agreement will require shareholder approval before it is implemented, as described below. If approved by shareholders of each Fund, the new agreement would result in the implementation of a single management fee (a “unitary fee”) in lieu of the fee structure currently in place for the Funds. In addition, if approved, this agreement would replace each Fund’s current investment advisory agreement, as well as its current administration and expense limitation agreements (the “Current Agreements”). This proposal will not result in an increase in a Fund’s current net expense ratio or change the level of services provided by J.P. Morgan Investment Management Inc. (“JPMIM”) under the current investment advisory and administration agreements.

Currently, each of the Funds is assessed an “advisory fee” by JPMIM and also pays “variable fees” to cover other Fund expenses. The variable fees change, as a percentage of Fund assets, based on actual Fund expenses and the level of Fund assets. The Proposed Management Agreement for each Fund includes a unitary fee, which is a set fee that does not change based on actual expenses (unless a Fund incurs one or more enumerated expenses). The unitary fee would be paid to JPMIM, which would then pay all other expenses of a Fund (except for certain enumerated expenses). If approved, JPMIM will receive a set fee that would not change based on actual expenses (other than certain enumerated expenses). This change is intended to benefit shareholders by eliminating the downside risk that Fund fees might increase during periods when Fund expenses increase or when Fund assets decline (making such expenses a larger percentage of Fund assets), particularly if current expense caps were changed or allowed to expire in the future. The Proposed Management Agreement will also simplify the fee structure of these Funds and bring these Funds in line with industry practice, potentially improving their marketability.

Shareholders of each Fund as of June 24, 2019, (the record date) will be asked to approve the Proposed Management Agreement (the “Proposal”) at a special meeting of shareholders that will take place on or about August 22, 2019. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive (i) a proxy statement describing in detail the Proposal and (ii) a proxy card and instructions on how to submit your vote. If the Proposal is approved for a Fund by its shareholders, the Proposed Management Agreement will go into effect on November 1, 2019 or such later date as determined by the officers of the Trust (the “Effective Date”). If the Proposal is not approved by shareholders of a Fund, these changes will not take effect and the Current Agreements will remain in place for such Fund. Approval of the Proposed Management Agreement by a Fund is not contingent on approval by any other Fund; therefore, the unitary fee structure could be implemented for some Funds, but not by others.

Changes to the Annual Fund Operating Expenses. If a Fund’s shareholders approve the Proposed Management Agreement, the Annual Fund Operating Expense table for that Fund will be replaced on the Effective Date with the following:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Ultra-Short Municipal Income ETF
Management Fee	0.18%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.18%

*
Each Fund’s management agreement provides that the adviser will pay substantially all expenses of the Funds, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

The foregoing is not a solicitation of any proxy. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive additional information regarding Proposal, including a proxy statement and a proxy card and instructions on how to submit your vote.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Ultra-Short Municipal Income ETF | JPMorgan Ultra-Short Municipal Income ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.18%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%	[1]
JPMorgan USD Emerging Markets Sovereign Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan USD Emerging Markets Sovereign Bond ETF

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 3, 2019

to the Summary Prospectuses and Prospectuses dated July 1, 2019

At its June 11-12, 2019 meeting, the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) approved a new management agreement (the “Proposed Management Agreement”) for each of the Funds. The Proposed Management Agreement will require shareholder approval before it is implemented, as described below. If approved by shareholders of each Fund, the new agreement would result in the implementation of a single management fee (a “unitary fee”) in lieu of the fee structure currently in place for the Funds. In addition, if approved, this agreement would replace each Fund’s current investment advisory agreement, as well as its current administration and expense limitation agreements (the “Current Agreements”). This proposal will not result in an increase in a Fund’s current net expense ratio or change the level of services provided by J.P. Morgan Investment Management Inc. (“JPMIM”) under the current investment advisory and administration agreements.

Currently, each of the Funds is assessed an “advisory fee” by JPMIM and also pays “variable fees” to cover other Fund expenses. The variable fees change, as a percentage of Fund assets, based on actual Fund expenses and the level of Fund assets. The Proposed Management Agreement for each Fund includes a unitary fee, which is a set fee that does not change based on actual expenses (unless a Fund incurs one or more enumerated expenses). The unitary fee would be paid to JPMIM, which would then pay all other expenses of a Fund (except for certain enumerated expenses). If approved, JPMIM will receive a set fee that would not change based on actual expenses (other than certain enumerated expenses). This change is intended to benefit shareholders by eliminating the downside risk that Fund fees might increase during periods when Fund expenses increase or when Fund assets decline (making such expenses a larger percentage of Fund assets), particularly if current expense caps were changed or allowed to expire in the future. The Proposed Management Agreement will also simplify the fee structure of these Funds and bring these Funds in line with industry practice, potentially improving their marketability.

Shareholders of each Fund as of June 24, 2019, (the record date) will be asked to approve the Proposed Management Agreement (the “Proposal”) at a special meeting of shareholders that will take place on or about August 22, 2019. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive (i) a proxy statement describing in detail the Proposal and (ii) a proxy card and instructions on how to submit your vote. If the Proposal is approved for a Fund by its shareholders, the Proposed Management Agreement will go into effect on November 1, 2019 or such later date as determined by the officers of the Trust (the “Effective Date”). If the Proposal is not approved by shareholders of a Fund, these changes will not take effect and the Current Agreements will remain in place for such Fund. Approval of the Proposed Management Agreement by a Fund is not contingent on approval by any other Fund; therefore, the unitary fee structure could be implemented for some Funds, but not by others.

Changes to the Annual Fund Operating Expenses. If a Fund’s shareholders approve the Proposed Management Agreement, the Annual Fund Operating Expense table for that Fund will be replaced on the Effective Date with the following:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan USD Emerging Markets Sovereign Bond ETF
Management Fee	0.39%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.39%

*
Each Fund’s management agreement provides that the adviser will pay substantially all expenses of the Funds, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

The foregoing is not a solicitation of any proxy. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive additional information regarding Proposal, including a proxy statement and a proxy card and instructions on how to submit your vote.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan USD Emerging Markets Sovereign Bond ETF | JPMorgan USD Emerging Markets Sovereign Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.39%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%	[1]

[1]	Each Fund’s management agreement provides that the adviser will pay substantially all expenses of the Funds, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.
[2]	The expense cap on the JPMorgan Disciplined High Yield ETF will be lowered to 0.24% on or about September 9, 2019. This change will occur regardless of whether shareholders approve the unitary fee for this Fund.